Loss per ordinary share	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Loss per ordinary share
27.	Loss per ordinary share

Basic and diluted loss per ordinary share attributable to owner of the Company are computed by dividing the loss for the financial year attributable to owners of the Company by the weighted average number of ordinary shares in issue during the financial year.

Basis loss per ordinary share

	2025	2024
	USD	USD

Loss attributable to owners of the Company (USD)	(2,513,573)	(2,304,026)

Weighted average number of ordinary shares (units)	58,041,995	47,858,162

Basic and diluted loss per ordinary share (USD)	(0.04)	(0.05)

Diluted loss per ordinary share

There were no dilutive potential equity instruments in issue as at financial year ended that have dilutive effect to the loss per ordinary share.

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Loss per ordinary share

19.	EARNINGS AND HEADLINE EARNINGS PER SHARE

Earnings per share is based on the weighted average number of ordinary shares in issue.

Basic and Headline Earnings
(Loss)/earnings for the period	(585,716)	455,435
Adjustments	-	-
Headline (loss)/earnings for the period	(585,716)	455,435

Weighted average number of shares in issue	69,242,458	89,932,750

Per share information
(Loss)/earnings per share (cents)	(0.85)	0.51
Headline (loss)/ earnings per share (cents)	(0.85)	0.51

Refer to note 6 for reconciliation of number of shares

15. EARNINGS AND HEADLINE EARNINGS PER SHARE

Earnings per share is based on the weighted average number of ordinary shares in issue.

Basic and Headline Earnings
Earnings/(loss) for the period	455,435	(552,004)
Adjustments	-	-
Headline Earnings/(loss) for the period	455,435	(552,004)

Weighted average number of shares in issue	89,932,750	100,000,000

Per share information
Earnings/ (loss) per share (cents)	0.51	(0.55)
Headline Earnings/ (loss) per share (cents)	0.51	(0.55)

Headline earnings per share (HEPS) is calculated using the weighted average number of ordinary shares in issue during the period and is based on the earnings attributable to ordinary shareholders, after excluding those items as required by Circular 01/2023 issued by the South African Institute of Chartered Accountants (SAICA).

The Company has no dilutive instruments in issue.

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2024

(Registration number 2022/320351/06)

NOTES TO THE ANNUAL FINANCIAL STATEMENTS